Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	₨ 61,292.8	$ 983.7	₨ 65,077.9
Securities Available-for-Sale	1,504,412.8	24,144.1	908,824.3
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	0.0		25.9
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	61,292.8		65,052.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	61,292.8		65,077.9
Securities Available-for-Sale	1,503,708.4		908,128.9
Investments	1,565,001.2	25,116.5	973,206.8
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	0.0		25.9
Securities Available-for-Sale	105,008.8		341.1
Investments	105,008.8	1,685.4	367.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	61,292.8		65,052.0
Securities Available-for-Sale	1,382,450.2		907,787.8
Investments	1,443,743.0	23,170.3	972,839.8
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	0.0		0.0
Securities Available-for-Sale	16,249.4		0.0
Investments	₨ 16,249.4	$ 260.8	₨ 0.0